Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Home Closings Revenue (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,759,877	$7,759,877	$2,146,469	$2,181,195	$452.44	$220.06	$306,675	$1,767,788
2022	$5,960,838	$5,960,838	$1,538,111	$1,538,410	$211.06	$136.96	$313,997	$1,696,911
2021	$5,087,182	$5,087,182	$1,814,672	$1,814,672	$264.20	$192.00	$204,381	$1,305,620
2020	$3,483,687	$3,483,687	$1,416,339	$1,416,339	$200.00	$127.81	$117,797	$923,901
Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our CEO, James R. Brickman, for the respective years shown.
Column (c). CAP for our Principal Executive Officer (our PEO) in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 and 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meeting of stockholders.
Year	2020	2021	2022	2023
PEO	Mr. Brickman	Mr. Brickman	Mr. Brickman	Mr. Brickman
SCT Total Compensation ($)	$3,483,687	$5,087,182	$5,960,838	$7,759,877
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	$750,137	$1,225,000	$1,349,988	$3,100,497
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$750,137	$1,225,000	$1,349,988	$3,100,497
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	—	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	—	—	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	$3,483,687	$5,087,182	$5,960,838	$7,759,877
Column (d). The following non-PEO named executive officers are included in the average figures shown for the 2020 and 2021 covered years: Richard A. Costello and Jed Dolson; and for the 2022 and 2023 covered years: Richard A. Costello, Jed Dolson and Neal Suit.
Column (e). Average CAP for our non-PEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 and 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.
Year	2020	2021	2022	2023
Non-PEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	$1,416,339	$1,814,672	$1,538,111	$2,146,469
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$425,000	$499,325	$524,336	$780,807
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$425,000	$499,325	$524,336	$734,153
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	—	—	$299	$73,409
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	—	—	$7,971
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	—	—	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	$1,416,339	$1,814,672	$1,538,410	$2,181,195
Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Green Brick for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P Homebuilders Select Industry Index for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
Column (h). Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (i). Company-selected Measure is Home Closings Revenue Growth, which is described below.

Company Selected Measure Name	Home Closings Revenue
Named Executive Officers, Footnote
Column (d). The following non-PEO named executive officers are included in the average figures shown for the 2020 and 2021 covered years: Richard A. Costello and Jed Dolson; and for the 2022 and 2023 covered years: Richard A. Costello, Jed Dolson and Neal Suit.

Peer Group Issuers, Footnote
Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P Homebuilders Select Industry Index for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 7,759,877	$ 5,960,838	$ 5,087,182	$ 3,483,687
PEO Actually Paid Compensation Amount	$ 7,759,877	5,960,838	5,087,182	3,483,687
Adjustment To PEO Compensation, Footnote
Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our CEO, James R. Brickman, for the respective years shown.
Column (c). CAP for our Principal Executive Officer (our PEO) in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 and 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meeting of stockholders.
Year	2020	2021	2022	2023
PEO	Mr. Brickman	Mr. Brickman	Mr. Brickman	Mr. Brickman
SCT Total Compensation ($)	$3,483,687	$5,087,182	$5,960,838	$7,759,877
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	$750,137	$1,225,000	$1,349,988	$3,100,497
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$750,137	$1,225,000	$1,349,988	$3,100,497
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	—	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	—	—	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	$3,483,687	$5,087,182	$5,960,838	$7,759,877

Non-PEO NEO Average Total Compensation Amount	$ 2,146,469	1,538,111	1,814,672	1,416,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,181,195	1,538,410	1,814,672	1,416,339
Adjustment to Non-PEO NEO Compensation Footnote
Column (d). The following non-PEO named executive officers are included in the average figures shown for the 2020 and 2021 covered years: Richard A. Costello and Jed Dolson; and for the 2022 and 2023 covered years: Richard A. Costello, Jed Dolson and Neal Suit.
Column (e). Average CAP for our non-PEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 and 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.
Year	2020	2021	2022	2023
Non-PEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	$1,416,339	$1,814,672	$1,538,111	$2,146,469
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$425,000	$499,325	$524,336	$780,807
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$425,000	$499,325	$524,336	$734,153
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	—	—	$299	$73,409
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	—	—	$7,971
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	—	—	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	$1,416,339	$1,814,672	$1,538,410	$2,181,195

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Measure	Nature	Explanation
Earnings Per Share	Financial measure	Metric of profitability on a per share basis, which includes the effect of all dilutive securities.
Home Closings Revenue Growth	Financial measure	Increase, period over period, in revenue from home closings.
Homebuilding Gross Margin	Financial measure	Homebuilding gross margin is calculated as Home Closings Revenue minus Cost of Homebuilding units.
Return on Assets	Financial measure	Return on assets is calculated by dividing net income by total assets.

Total Shareholder Return Amount	$ 452.44	211.06	264.2	200
Peer Group Total Shareholder Return Amount	220.06	136.96	192	127.81
Net Income (Loss)	$ 306,675,000	$ 313,997,000	$ 204,381,000	$ 117,797,000
Company Selected Measure Amount	1,767,788,000	1,696,911,000	1,305,620,000	923,901,000
PEO Name	James R. Brickman
Measure:: 1
Pay vs Performance Disclosure
Name	Home Closings Revenue Growth
Non-GAAP Measure Description	Column (i). Company-selected Measure is Home Closings Revenue Growth, which is described below.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Homebuilding Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,100,497)	$ (1,349,988)	$ (1,225,000)	$ (750,137)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,100,497	1,349,988	1,225,000	750,137
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(780,807)	(524,336)	(499,325)	(425,000)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	734,153	524,336	499,325	425,000
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,409	299
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,971
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount